Condensed Consolidated Statements of Comprehensive Income - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net loss	$ (7,618,776)	$ (1,999,694)	$ (17,874,085)	$ (6,758,630)	$ (8,707,226)	$ (9,212,417)
Other comprehensive income (loss)
Foreign currency translation adjustments	(45)	(497)	(2,079)	(1,663)	(9,845)
Comprehensive loss	(7,618,821)	(2,000,191)	(17,876,164)	(6,760,293)	(8,717,071)	(9,212,417)
Other comprehensive expense
Less comprehensive loss attributed to non-controlling interest	(558)	(461)	(658)	(837)	(1,081)
Comprehensive loss attributable to Mangoceuticals, Inc. stockholders	$ (7,618,263)	$ (1,999,730)	$ (17,875,506)	$ (6,759,456)	$ (8,715,990)	$ (9,212,417)